Leases (table)	12 Months Ended
Mar. 31, 2017
Leases {Abstract}
Operating Leases of Lessee Disclosure [Table Text Block]
Years ending March 31:	Operating	Capital
2018	$39,794	$6,307
2019	35,297	6,306
2020	30,448	6,307
2021	24,506	6,307
2022	16,166	6,307
2023-2031	14,136	14,046
Total minimum payment required	$160,347	$45,580
Less interest		6,547
Present value of minimum lease payments		39,033
Amount due within one year		4,839
Long-term capital lease obligation		$34,194

ScheduleOfCapitalLeasedAsssetsTableTextBlock
	2017	2016
Land	-	-
Buildings	5,313	5,313
Equipment	35,597	-
	40,910	5,313
Less accumulated amortization	1,706	89
	39,204	5,224